Share-based payments - Additional Information (Details)		12 Months Ended
	Oct. 08, 2020 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	May 12, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned to employees		250,000	590,000
Closing share price | $ / shares	$ 1.92		$ 3.05
Number of shares delivered to beneficiaries		125,000	590,000	590,000
Number of remaining shares to be vested as installments | shares		62,500
Accrued employee benefits		$ 1,020,000
Shares with closing share price of USD 5.80
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned to employees		50,000
Closing share price | $ / shares		$ 5.80
Shares with closing share price of USD 5.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned to employees		200,000
Closing share price | $ / shares		$ 5.75